Income Taxes - Schedule of Tax Loss Carryforwards (Detail) $ in Millions	Dec. 31, 2018 MXN ($)
Major components of tax expense (income) [abstract]
2019	$ 716
2020	301
2021	338
2022	370
2023	288
2024	744
2025	4,029
2026	4,483
2027	728
2028 and thereafter	3,023
No expiration (Brazil and Colombia)	14,921
Tax Loss Carryforwards	$ 29,941